[Commonwealth Annuity and Life Insurance Company Letterhead]

May 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Kemper Investors Life Insurance Company

KILICO Variable Annuity Separate Account Filing

Pursuant to Rule 497(j) for

File Nos. 2-72671 and 811-3199

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “KILICO Advantage III” Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 44 for the KILICO Variable Annuity Separate Account as filed electronically with the Commission on April 30, 2008 (Accession No. 0001193125-08-096758).

If you have any question or comment regarding this filing, please contact the undersigned at (508) 460-2408 or Ann Furman at (202) 965-8150.

Very truly yours,

/s/ Jon-Luc Dupuy
Jon-Luc Dupuy

cc:	James Brennan

Juanita Thomas